STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 14 — STOCKHOLDERS’ EQUITY
Equity-Based Compensation
On August 10, 2018, the Board approved the adoption of the Company’s 2018 Equity Incentive Plan (the “Plan”), under which 400,000 of the Company’s shares of common stock were reserved for issuance and awards of approximately 341,000 shares of common stock are available for future grant at June 30, 2021. Under the

Plan, the Board or a committee designated by the Board has the authority to grant restricted stock awards or deferred stock awards to non-employee
directors of the Company, which will further align such directors’ interests with the interests of the Company’s stockholders. The Board or a committee designated by the Board also has the authority to determine the terms of any award granted pursuant to the Plan, including vesting schedules, restrictions and acceleration of any restrictions. The Plan may be amended or terminated by the Board at any time. The Plan expires on August 9, 2028.
As of June 30, 2021, the Company has granted awards of approximately 58,700 restricted shares to the independent members of the Board under the Plan. As of June 30, 2021, 32,500 of the restricted shares had vested based on one year of continuous service. The remaining 26,200 restricted shares issued had not vested or been forfeited as of June 30, 2021. The fair value of the Company’s share awards is determined using the Company’s per share NAV on the date of grant. Compensation expense related to the restricted shares is recognized over the vesting period. The Company recorded compensation expense of $49,000 and $89,000 for the three and six months ended June 30, 2021, respectively, and $40,000 and $80,000 for the three and six months ended June 30, 2020, respectively, related to the restricted shares, which is included in general and administrative expenses in the accompanying condensed consolidated statements of operations. As of June 30, 2021, there was $57,000 of total unrecognized compensation expense related to these restricted shares, which will be recognized ratably over the applicable remaining period of service.

NOTE	14 — STOCKHOLDERS’ EQUITY
As of December 31, 2020, 2019 and 2018, the Company was authorized to issue $600.0 million of shares of common stock under the Secondary DRIP Offering. All shares of such stock have a par value of $0.01 per share. The par value of stockholder proceeds raised from the DRIP Offerings is classified as common stock, with the remainder allocated to capital in excess of par value.
On August 11, 2010, the Company sold 20,000 shares of common stock, at $10.00 per share, to Cole Holdings Corporation (“CHC”). On April 5, 2013, the ownership of such shares was transferred to CREInvestments, LLC, an affiliate of CMFT Management. On February 7, 2014, the ownership of such shares was transferred to VEREIT Operating Partnership, L.P. (“VEREIT OP”), a former affiliated entity of the Company’s sponsor. On February 1, 2018, the ownership of such shares was transferred by VEREIT OP to CMFT Management.
On December 21, 2020, in connection with the consummation of the Mergers, the Company issued 52.6 million shares of common stock for consideration of $7.31 per share.
Distribution Reinvestment Plan
Pursuant to the Amended DRIP, the Company allows stockholders to elect to have their distributions reinvested in additional shares of the Company’s common stock at the most recent estimated per share NAV as determined by the Board. The Board may terminate or amend the Secondary DRIP Offering at the Company’s discretion at any time upon ten days’ prior written notice to the stockholders. In connection with the Mergers, on August 30, 2020, the Board approved the suspension of the Amended DRIP, and, therefore, distributions paid after that date were paid in cash to all stockholders until the Amended DRIP was reinstated, effective April 1, 2021, by the Board on March 25, 2021. During the years ended December 31, 2020, 2019 and 2018, approximately 4.2 million, 9.3 million and 9.6 million shares were purchased under the DRIP Offerings for approximately $34.2 million, $82.4 million and $91.8 million, respectively, which were recorded as redeemable common stock on the consolidated balance sheets prior to the suspension of the Amended Share Redemption Program.
Share Redemption Program
The Company’s Amended Share Redemption Program permits its stockholders to sell their shares back to the Company after they have held them for at least one year, subject to the significant conditions and limitations described below.
The Amended Share Redemption Program provides that the Company will redeem shares of its common stock from requesting stockholders, subject to the terms and conditions of the Amended Share Redemption Program. The Company will limit the number of shares redeemed pursuant to the Amended Share Redemption Program as follows: (1) the Company will not redeem in excess of 5% of the weighted average number of shares outstanding during the trailing 12 months prior to the end of the fiscal quarter for which the redemptions are being paid; and (2) funding for the redemption of shares will be limited, among other things, to the net proceeds the Company receives from the sale of shares under the DRIP Offerings, net of shares redeemed to date. In an effort to accommodate redemption requests throughout the calendar year, the Company intends to limit quarterly redemptions to approximately 1.25% of the weighted average number of shares outstanding during the trailing
12-month
period ending on the last day of the fiscal quarter, and funding for redemptions for each quarter generally will be limited to the net proceeds the Company receives from the sale of shares in the respective quarter under the DRIP Offerings.
Except for redemptions due to a stockholder’s death, bankruptcy or other exigent circumstances, the redemption price per share will equal the per share value shown on the stockholder’s most recent customer account statement. The redemption price will be adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to the Company’s common stock if any such event is not already reflected in the per share value shown on the stockholder’s most recent customer account statement.
Upon receipt of a request for redemption, the Company may conduct a Uniform Commercial Code search to ensure that no liens are held against the shares. If the Company cannot purchase all shares presented for redemption in any fiscal quarter, based upon insufficient cash available and/or the limit on the number of shares the Company may redeem during any quarter or year, the Company will give priority to the redemption of deceased stockholders’ shares. The Company next will give priority to requests for full redemption of accounts with a balance of 250 shares or less at the time the Company receives the request, in order to reduce the expense of maintaining small accounts. Thereafter, the Company will honor the remaining quarterly redemption requests on a pro rata basis. Following such quarterly redemption period, the unsatisfied portion of the prior redemption request must be resubmitted, prior to the last day of the new quarter. Unfulfilled requests for redemption will not be carried over automatically to subsequent redemption periods.
The Company redeems shares no later than the end of the month following the end of each fiscal quarter. Requests for redemption must be received on or prior to the end of the fiscal quarter in order for the Company to repurchase the shares in the month following the end of that fiscal quarter. The Board may amend, suspend or terminate the Amended Share Redemption Program at any time upon 30 days’ prior written notice to the stockholders. In connection with the Mergers, the Board approved the suspension of the Company’s Amended Share Redemption Program on August 30, 2020, and, therefore, no shares were redeemed from the Company’s stockholders after that date until the Amended Share Redemption Program was reinstated, effective April 1, 2021, by the Board on March 25, 2021. During the years ended December 31, 2020, 2019 and 2018, the Company redeemed approximately 6.0 million, 9.5 million and 9.8 million shares, respectively, under the share redemption program then in effect for $48.1 million, $84.1 million and $93.8 million, respectively. During the year ended December 31, 2020, redemption requests relating to approximately 44.5 million shares went unfulfilled.
Distributions Payable and Distribution Policy
Prior to April 1, 2020, on a quarterly basis, the Board authorized a daily distribution for the succeeding quarter. The Board authorized the following daily distribution amounts per share for the periods indicated below:

Period Commencing	Period Ending	Daily Distribution Amount
April 14, 2012	December 31, 2012	$0.001707848
January 1, 2013	December 31, 2015	$0.001712523
January 1, 2016	December 31, 2016	$0.001706776
January 1, 2017	December 31, 2019	$0.001711452
January 1, 2020	March 31, 2020	$0.001706776
On April 20, 2020, the Board decided to make a determination as to the amount and timing of distributions on a monthly, instead of a quarterly, basis until such time that the Company has greater visibility into the impact that the
COVID-19
pandemic will have on tenants’ ability to continue to pay rent on their leases on a timely basis or at all, the degree to which federal, state or local governmental authorities grant rent relief or other relief or amnesty programs applicable to the Company’s tenants, the Company’s ability to access the capital markets, and on the United States and worldwide financial markets and economy. On March 25, 2021, the Board resumed declaring distributions on a quarterly basis by declaring a monthly per share distribution for the months of March, April, May and June 2021. Since April 1, 2020, the Board authorized the following monthly distribution amounts per share for the periods indicated below:

Record Date	Distribution Amount
April 30, 2020	$0.0130
May 31, 2020	$0.0130
June 30, 2020	$0.0161
July 30, 2020	$0.0304
August 28, 2020	$0.0303
September 29, 2020	$0.0303
October 29, 2020	$0.0303
November 27, 2020	$0.0303
December 30, 2020	$0.0303
January 28, 2021	$0.0303
February 25, 2021	$0.0303
March 29, 2021	$0.0303
April 29 2021	$0.0303
May 28, 2021	$0.0303
June 29, 2021	$0.0303
As of December 31, 2020, the Company had distributions payable of $11.0 million.
Equity-Based Compensation
On August 10, 2018, the Board approved the adoption of the Company’s 2018 Equity Incentive Plan (the “Plan”), under which 400,000 of the Company’s shares of common stock were reserved for issuance and awards of approximately 345,000 shares of common stock are available for future grant at December 31, 2020. Under the Plan, the Board or a committee designated by the Board has the authority to grant restricted stock awards or deferred stock awards to non-employee
directors of the Company, which will further align such directors’ interests with the interests of the Company’s stockholders. The Board or committee also has the authority to determine the terms of any award granted pursuant to the Plan, including vesting schedules, restrictions and acceleration of any restrictions. The Plan may be amended or terminated by the Board at any time. The Plan expires on August 9, 2028.
As of December 31, 2020, the Company has granted awards of approximately 11,000 restricted shares to each of the independent members of the Board (approximately 54,500 restricted shares in aggregate) under the Plan. As of December 31, 2020, 32,500 of the restricted shares had vested based on one year of continuous service. The remaining 22,000 restricted shares issued had not vested or been forfeited as of December 31, 2020. The fair value of the Company’s share awards is determined using the Company’s per share NAV on the date of grant. Compensation expense related to the restricted shares is recognized over the vesting period. The Company recorded compensation expense of $160,000 and $138,000 for the years ended December 31, 2020 and 2019, respectively, related to the restricted shares which is included in general and administrative expenses in the accompanying consolidated statements of operations. As of December 31, 2020, there was $121,000 of total unrecognized compensation expense related to these restricted shares, which will be recognized ratably over the remaining period of service prior to October 2021.